INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Real Estate [Line Items]
Amount	$ 2,163	$ 861
Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 2,163	$ 861
Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Real estate partnerships
Real Estate [Line Items]
Amount	$ 4,502	$ 3,110
Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Hotel | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 137	$ 14
Hotel | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	6.00%	2.00%
Hotel | Real estate partnerships
Real Estate [Line Items]
Amount	$ 394	$ 462
Hotel | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	9.00%	15.00%
Industrial | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 28	$ 65
Industrial | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	1.00%	8.00%
Industrial | Real estate partnerships
Real Estate [Line Items]
Amount	$ 446	$ 369
Industrial | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	10.00%	12.00%
Land | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 129	$ 37
Land | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	6.00%	4.00%
Land | Real estate partnerships
Real Estate [Line Items]
Amount	$ 49	$ 15
Land | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Office | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 349	$ 464
Office | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	16.00%	53.00%
Office | Real estate partnerships
Real Estate [Line Items]
Amount	$ 2,016	$ 1,402
Office | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	44.00%	45.00%
Retail | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 230	$ 218
Retail | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	11.00%	25.00%
Retail | Real estate partnerships
Real Estate [Line Items]
Amount	$ 689	$ 17
Retail | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	15.00%	1.00%
Apartments | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 0	$ 60
Apartments | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	0.00%	7.00%
Apartments | Real estate partnerships
Real Estate [Line Items]
Amount	$ 520	$ 425
Apartments | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	12.00%	13.00%
Student housing | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 0	$ 0
Student housing | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	0.00%	0.00%
Student housing | Real estate partnerships
Real Estate [Line Items]
Amount	$ 94	$ 85
Student housing | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	2.00%	2.00%
Single family residential | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 1,279
Single family residential | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	59.00%
Single family residential | Real estate partnerships
Real Estate [Line Items]
Amount	$ 0
Single family residential | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	0.00%
Other | Investment real estate, net of accumulated depreciation
Real Estate [Line Items]
Amount	$ 11	$ 3
Other | Investment real estate, net of accumulated depreciation | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Other | Real estate partnerships
Real Estate [Line Items]
Amount	$ 294	$ 335
Other | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	7.00%	11.00%